ACQUISITION - Narrative (Details) $ in Millions		3 Months Ended		6 Months Ended
	Apr. 01, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Apr. 01, 2026 £ / shares	Dec. 31, 2025 USD ($)
Business Combination [Line Items]
Goodwill		$ 1,398		$ 1,398			$ 783
Just Group plc
Business Combination [Line Items]
Share price (in pounds per share) | £ / shares						£ 219.60
Goodwill	$ 615	615		615
Contributed revenues		1,300
Contributed net profit		(207)
Consolidated unaudited pro forma revenue		4,000	$ 6,300	6,800	$ 9,900
Consolidated unaudited pro forma net profit (loss)		$ 10	$ 609	451	$ 147
Settlement gain	30
Additional market risk benefits AOCI loss	$ 97
Acquisition costs				$ 42